Income Taxes - Significant components of unrecognized deferred tax assets(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		$ 401,853	$ 435,972
Tax credits	$ 4,073,000
Range of years when minimum tax credit will be refunded	2018 and 2021
Income tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		259,770	284,338
Property, plant and equipment, deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		2,076	3,789
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		71,463	40,749
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		$ 68,544	$ 107,096